Earnings per share	12 Months Ended
Jun. 30, 2022
Profit / (loss) per share attributable to equity holders of the parent: (ii)
28. Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2022	June 30, 2021	June 30, 2020
Weighted - average outstanding shares	809	588	575
Adjustments for calculation of diluted earnings per share
Treasury shares	2	-	2
Warrants	80	-	-
Weighted - average diluted common shares	891	588	577

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year.

	June 30, 2022	June 30, 2021	June 30, 2020
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	34,552	(37,515)	49,084
Loss for the year of discontinued operations attributable to equity holders of the parent	-	(11,562)	(13,984)
Profit / (loss) for the year attributable to equity holders of the parent	34,552	(49,077)	35,100
Weighted average number of common shares outstanding	809	588	575
Basic earnings per share	42.73	(83.41)	61.00

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares and, as of fiscal year 2021, warrants associated with incentive plans with potentially dilutive effect.

	June 30, 2022	June 30, 2021	June 30, 2020
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	34,552	(37,515)	49,084
Loss for the year of discontinued operations attributable to equity holders of the parent	-	(11,562)	(13,984)
Profit / (loss) for the year per share attributable to equity holders of the parent	34,552	(49,077)	35,100
Weighted average number of common shares outstanding	891	588	579
Diluted earnings per share	38.79	(83.41)	60.66